Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 5,856	$ 185
Prepaid expenses	796	399
Total Current Assets	6,652	584
Property and Equipment, net	9,335	10,060
Other Assets
Deposit for acquisition of STLK		25,000
Security deposits	4,533	4,533
Total Other Assets	4,533	29,533
Total Assets	20,520	40,177
Current Liabilities:
Accounts payable and accrued liabilities	596,693	380,367
Accounts payable - related party	234,463	200,759
Due to related party		16,706
Notes Payable - related party	75,899	76,874
Liabilities to be settled in stock	103,333
Notes payable, net of current maturities	117,100	50,000
Current maturities of convertible notes payable, net of discount	352,800
Derivative liabilities	1,754,334
Total Current Liabilities	3,234,622	724,706
Total Liabilities	3,234,622	724,706
Stockholders' Deficit
Common Stock, $0.001 Par Value, 2,600,000,000 Shares Authorized, 139,223,524 Shares Issued and Outstanding at March 31, 2013, 121,623,524 Shares Issued and Outstanding at December 31, 2012	139,224	121,624
Additional paid in capital	(4,696,597)	(2,431,623)
Accumulated deficit	(1,856,729)	(1,574,530)
Total Stockholders' Deficit	(3,214,102)	(684,529)
Total Liabilities and Stockholders' Deficit	20,520	40,177
Class A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	1,800,000	1,800,000
Class B Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value	1,400,000	1,400,000
Class C Preferred Stock [Member]
Stockholders' Deficit
Preferred stock value